FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 61,175	$ 44,558
Financial assets	61,175	44,558
Disclosure of financial liabilities [line items]
Financial liabilities	266,821	223,744
Financial liabilities	261,308	227,064
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	11,390	10,875
Financial liabilities	9,599	11,993
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	202,684	165,057
Financial liabilities	198,962	167,259
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	187,544	152,181
Financial liabilities	184,254	153,844
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	15,140	12,876
Financial liabilities	14,708	13,415
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	48,559	43,504
Financial liabilities	48,559	43,504
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,188	4,308
Financial liabilities	4,188	4,308
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	14,396	12,694
Financial assets	14,396	12,694
Government bonds
Disclosure of financial assets [line items]
Financial assets	1,566	2,020
Financial assets	1,566	2,020
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	2,147	2,521
Financial assets	2,147	2,521
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	8,762	3,241
Financial assets	8,762	3,241
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	6,472	5,927
Financial assets	6,472	5,927
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	7,952	2,837
Financial assets	7,952	2,837
Other financial assets
Disclosure of financial assets [line items]
Financial assets	26,899	16,546
Financial assets	26,899	16,546
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	19,880	15,318
Financial assets	$ 19,880	$ 15,318